[Graphic]

WEST VIRGINIA
MUNICIPAL BOND
FUND

ANNUAL REPORT

JANUARY 31, 1998

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the first Annual Report to shareholders for the WesMark West Virginia Municipal Bond Fund. This report covers the period from April 14, 1997 -- the date the fund began operations --through January 31, 1998. It gives you a complete picture of the fund's operations, beginning with an overview of the municipal bond market and fund strategy by the fund's managers, followed by a complete list of fund holdings and the financial statements.

WesMark West Virginia Municipal Bond Fund is managed to help your money earn income free from federal income tax and West Virginia state income tax.* To pursue that objective, it invests in a portfolio of high-quality bonds issued by West Virginia municipalities. I urge you to read the co-portfolio managers' discussion on the following page, which will familiarize you with how your investment is managed.

During its initial 9 1/2 months of operation, the fund produced a total return of 6.64%.** Contributing to the total return were a share price increase of $0.30, income totaling $0.35 per share, and capital gains totaling $0.01 per share.

Thank you for selecting WesMark West Virginia Municipal Bond Fund to help you keep more of your investment income where it belongs -- in your pocket. You are among tax-sensitive West Virginia residents who have entrusted more than $66 million to the fund. We will make every effort to ensure that your relationship with us meets or exceeds your expectations.

Sincerely,

[Graphic]

Edward C. Gonzales
President
March 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

It is our pleasure to review with you the results of the first year of operations for the WesMark West Virginia Municipal Bond Fund. This report covers the period from April 14, 1997 (date of initial public investment) to January 31, 1998. The fund provided a total return of 6.64%* during its 91*2 month reporting period. We think it is important that you understand our investment approach so that you can feel comfortable with your investment regardless of short-term market fluctuations.

Our investment approach is to limit the impact of bond market volatility on the net asset value of the fund. We believe the primary objective of the fund is to generate reasonable income that is exempt from federal income tax and the West Virginia income taxes for residents of West Virginia. We intend for this fund to be an intermediate-term bond fund.

We intend to focus on high-quality bonds. At fiscal year-end, 57% of the fund was invested in bonds rated AAA. The weighted average rating for bonds in the fund was AA. A large proportion of the bonds held in the fund are insured. Our knowledge of the credit-worthiness of issuers in this state should enable us to select those issues that provide relatively high yields.

The bond market today reflects positive investor psychology regarding inflation. The yield on long-term bonds is almost the same as the yield for short-term bonds. This reflects the widespread view that inflation is still declining and is unlikely to rise anytime soon. Currently, Treasury Inflation Protected Securities (TIPS) yield 3.7%, while 10-year U.S. Treasury notes yield 5.5%. Since TIPS are adjusted for annual inflation, the yield on these securities reflects the real interest rate based on current economic conditions. The 10-year treasury note includes not only the real rate of return but also an inflation premium. The bond market has built in expected inflation of less than 2.0% for the next 10 years. We are uncomfortable with this assumption. The U.S. economy is expected to continue growing vigorously this year. The labor market is giving warning signals of rising wages. Commodity prices remain weak but, ultimately, inflation will reflect wages since this is the major cost for most corporations. We doubt that productivity gains will be sustained at recent levels. If wages accelerate and productivity gains slow, the outcome may be a significant change in bond market psychology.

We believe that our focus on intermediate-term bonds will provide a satisfactory yield while preserving the value of your investment.

[Graphic]

Jerome B. Schmitt
Co-Portfolio Manager

[Graphic]

David B. Ellwood
Co-Portfolio Manager

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

GROWTH OF $10,000 INVESTED IN WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

The graph below illustrates the hypothetical investment of $10,000* in the WesMark West Virginia Municipal Bond Fund (the "Fund") from April 14, 1997 (start of performance) to January 31, 1998 compared to the Lehman Brothers 5 Year G.O. Bond Index ("LB5GO")+ and Lipper Intermediate Municipal Debt Funds Average ("LIMDFA").++

"Graphic representation "A" omitted.  See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5GO and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

+ The LB5GO is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.
  The index is unmanaged.

++ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1998

   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- 99.8%
              WEST VIRGINIA -- 98.3%
 $    195,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
              5.10% (Beckley Health Care Corp. Project)/(Nationsbank of
              Texas, N.A. LOC), 9/1/2004                                        NR      $   199,921
      205,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
              5.20% (Beckley Health Care Corp. Project)/(Nationsbank of
              Texas, N.A. LOC), 9/1/2005                                        NR          210,810
      215,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
              5.30% (Beckley Health Care Corp. Project)/(Nationsbank of
              Texas, N.A. LOC), 9/1/2006                                        NR          221,872
      230,000 Beckley, WV, Nursing Facility Revenue Refunding Bonds,
              5.40% (Beckley Health Care Corp. Project)/(Nationsbank of
              Texas, N.A. LOC), 9/1/2007                                        NR          238,346
      500,000 Berkeley County, WV Board of Education, GO UT, 4.50%
              (FGIC INS)/(Original Issue Yield: 5.30%), 6/1/2009                AAA         496,902
      500,000 Berkeley County, WV Board of Education, GO UT Refunding
              Bonds, 5.35%, 4/1/1999                                            A+          507,722
      360,000 Berkeley County, WV Board of Education, GO UT Refunding
              Bonds, 5.45%, 4/1/2000                                            A+          369,968
    1,030,000 Berkeley County, WV Board of Education, GO UT, 5.75%
              (FGIC INS), 6/1/2003                                              AAA       1,105,038
      400,000 Berkeley County, WV Board of Education, GO UT, 7.20%
              (BIG INS), 4/1/1999                                               AAA         415,056
      100,000 Brooke County, WV Board of Education, GO UT Refunding
              Bonds, 8.625% (AMBAC INS), 8/1/2000                               AAA         110,623
      100,000 Brooke County, WV Board of Education, GO UT Refunding
              Bonds, 8.75% (AMBAC INS), 8/1/2001                                AAA         114,959
    1,350,000 Cabell County, WV Board of Education, GO UT, 6.50% (MBIA
              INS), 5/1/2003                                                    AAA       1,493,551
      500,000 Cabell County, WV Board of Education, GO UT, 4.60%
              (Original Issue Yield: 4.70%), 5/1/2003                           A+          507,425

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              WEST VIRGINIA -- CONTINUED
 $    500,000 Cabell County, WV Board of Education, GO UT, 6.00% (MBIA
              INS), 5/1/2006                                                    AAA   $     554,458
      100,000 Cable, Putnam & Wayne County's, WV, Single Family
              Residence Mortgage Revenue Bonds, 7.375% (FGIC INS),
              4/1/2010                                                          AAA         115,360
      300,000 Charles Town, WV, Residential Mortgage Revenue Bonds,
              6.20%, 3/1/2011                                                   NR          313,421
      865,000 Charleston, WV Building Commission, Subordinate Bonds,
              6.00% (Charleston Town Center Parking), 12/1/2010                 NR          917,480
      355,000 Charleston, WV, GO UT, 7.20%, 10/1/2003                           NR          405,323
      450,000 Clarksburg, WV, Revenue Refunding Bonds, 5.25% (Asset
              GTD)/(Original Issue Yield: 5.30%), 9/1/1999                      AA          460,215
      250,000 Harrison County, WV Board of Education, GO UT, 6.20%
              (FGIC INS), 5/1/2000                                              AAA         262,213
      500,000 Harrison County, WV Board of Education, GO UT, 6.40%
              (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006                AAA         567,796
      500,000 Harrison County, WV Building Commission, Revenue
              Refunding Bonds, 4.50% (United Hospital Center)/(AMBAC
              INS), 4/1/2001                                                    AAA         504,973
      410,000 Harrison County, WV County Commission, Special Obligation
              Refunding Bonds, 6.35% (Original Issue Yield: 6.45%),
              5/15/2004                                                         AAA         450,186
      250,000 Jefferson County, WV Board of Education, School
              Improvement Bonds, 6.85% (FGIC INS), 7/1/2001                     AAA         272,049
      750,000 Kanawha County, WV Commercial Development, Revenue
              Refunding Bonds, 6.50% (May Department Stores Co.),
              6/1/2003                                                           A          828,251
    2,025,000 Kanawha County, WV, Pollution Control Revenue Bonds,
              7.35% (Union Carbide Corp.), 8/1/2004                             NR        2,297,229
      500,000 Lewis County, WV, Revenue Bonds, 10.375% (Crestview
              Manor Project), 8/1/2019                                          NR          561,956
      285,000 Logan County, WV, Revenue Bonds, 8.00% (Logan County
              Health Care Center Limited Partnership Project), 12/1/2009        NR          360,659

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              WEST VIRGINIA -- CONTINUED
 $    100,000 Marion County, WV Single Family Mortgage, Revenue Bonds,
              7.20% (FGIC INS), 8/1/2001                                        AAA   $     109,201
      185,000 Ohio County, WV Board of Education, 5.125%, 6/1/2018              AAA         185,000
      200,000 Ohio County, WV Board of Education, GO UT, 6.30%,
              6/1/2001                                                          A+          213,576
      475,000 Ohio County, WV Board of Education, GO UT, 7.00%,
              6/1/2002                                                          A+          530,577
      500,000 Ohio County, WV Board of Education, GO UT, 7.00%,
              6/1/2003                                                          A+          569,083
      530,000 Ohio County, WV Board of Education, GO UT, 7.00%,
              6/1/2004                                                          A+          614,002
      250,000 Ohio County, WV Building Commission, Revenue Refunding
              Bonds, 9.50% (Ohio Valley Medical Center)/(Original Issue
              Yield: 9.615%), 1/1/2005                                          NR          250,515
      500,000 Parkersburg, WV Waterworks & Sewer Systems, Revenue
              Refunding Bonds, 4.75% (FSA INS)/(Original Issue Yield:
              4.80%), 3/1/2002                                                  AAA         513,422
      400,000 Parkersburg, WV Waterworks & Sewer Systems, Revenue Refunding
              Bonds, 4.85% (FSA INS)/(Original Issue Yield:
              4.90%), 3/1/2003                                                  AAA         413,819
      500,000 Pleasants County, WV, Pollution Control Revenue Bonds,
              6.30% (Potomac Edison Co.), 11/1/2007                              A          501,114
    2,500,000 Pleasants County, WV, Pollution Control Revenue Bonds,
              6.375% (Monongahela Power Co.)/(Original Issue Yield:
              6.413%), 11/1/2007                                                 A        2,505,518
      500,000 Pleasants County, WV PCR, Refunding Revenue Bond, 6.15%
              (West Penn Power Co.)/(AMBAC INS), 5/1/2015                       AAA         545,401
      475,000 Pleasants County, WV PCR, Refunding Revenue Bonds, 6.15%
              (Potomac Edison Co.)/(MBIA INS), 5/1/2015                         AAA         516,912
      475,000 Raleigh County, WV, Refunding Revenue Bonds, 5.50%,
              6/1/2006                                                          NR          494,278
      120,000 South Charleston, WV, GO UT Bonds, 5.75%, 9/1/1998                NR          121,304

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              WEST VIRGINIA -- CONTINUED
 $    480,000 South Charleston, WV, Refunding Revenue Bonds, 4.70%
              (MBIA INS), 10/1/2001                                             AAA   $     487,404
    1,000,000 South Charleston, WV, Refunding Revenue Bonds, 7.625%
              (Union Carbide Corp.), 8/1/2005                                   BBB       1,179,370
      250,000 South Charleston, WV, Revenue Bonds, 3.85%, 3/1/1999              NR          249,572
      200,000 South Charleston, WV, Revenue Bonds, 3.85%, 3/1/2000              NR          198,571
      500,000 South Charleston, WV, Revenue Bonds, 5.50% (MBIA INS),
              10/1/2009                                                         AAA         518,895
      415,000 Taylor County, WV, GO UT Bonds, 8.40% (Original Issue
              Yield: 8.45%), 5/1/2001                                           NR          469,053
      100,000 Upshur County, WV Charleston School District, 6.50%,
              3/1/1998                                                          NR          100,220
      500,000 Wayne County, WV Board of Education, GO UT Bonds,
              4.40%, 6/1/1999                                                   A+          502,747
      655,000 Wayne County, WV Board of Education, GO UT Bonds,
              4.50%, 6/1/2000                                                   A+          660,748
      175,000 Weirton, WV Municipal Hospital Building, Refunding
              Revenue Bonds, 5.75% (Weirton Medical Center Inc.)/
              (AMBAC INS)/(Original Issue Yield: 6.00%), 12/1/2003              AAA         182,628
      540,000 Weirton, WV Municipal Hospital Building, Revenue Bonds,
              5.40% (Weirton Medical Center Inc.)/(AMBAC INS)/
              (Original Issue Yield: 5.55%), 12/1/2000                          AAA         559,169
      675,000 Weirton, WV Municipal Hospital Building, Revenue Bonds,
              5.75% (Weirton Medical Center Inc.)/(AMBAC INS)/(Original
              Issue Yield: 6.05%), 12/1/2004                                    AAA         705,278
      700,000 West Virgina State College, Revenue Bonds, 5.25% (AMBAC
              INS)/(Original Issue Yield: 5.40%), 4/1/2000                      AAA         719,584
      800,000 West Virgina State College, Revenue Bonds, 5.50% (AMBAC
              INS)/(Original Issue Yield: 5.60%), 4/1/2001                      AAA         836,797
    1,000,000 West Virgina State College, Revenue Bonds, 5.75% (AMBAC
              INS)/(Original Issue Yield: 5.85%), 4/1/2003                      AAA       1,076,099

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              WEST VIRGINIA -- CONTINUED
 $    200,000 West Virgina State College, Revenue Bonds, 5.75% (AMBAC
              INS)/(Original Issue Yield: 5.95%), 4/1/2004                      AAA   $     216,908
      200,000 West Virginia HFA, Revenue Bonds (Series A), 5.60% (Cabell
              Huntington Hospital)/(AMBAC INS)/(Original Issue Yield:
              5.75%), 1/1/2005                                                  AAA         214,545
      480,000 West Virginia HFA, Revenue Bonds, 4.50% (Charleston Area
              Medical Center)/(MBIA INS)/(Original Issue Yield: 4.70%),
              9/1/2001                                                          AAA         484,095
      300,000 West Virginia HFA, Revenue Bonds, 4.70% (FSA LOC),
              8/1/2006                                                          NR          302,722
      700,000 West Virginia HFA, Revenue Bonds, 4.90% (West Virginia University
              Hospital Inc.)/(MBIA INS)/(Original Issue Yield:
              5.00%), 6/1/2004                                                  AAA         723,824
    1,650,000 West Virginia HFA, Revenue Bonds, 5.00% (Charleston Area
              Medical Center)/(MBIA INS)/(Original Issue Yield: 5.10%),
              9/1/2005                                                          AAA       1,719,691
      220,000 West Virginia HFA, Revenue Bonds, 5.00% (West Virginia University
              Hospital Inc.)/(MBIA INS)/(Original Issue Yield:
              5.10%), 6/1/2005                                                  AAA         228,606
    1,750,000 West Virginia HFA, Revenue Bonds, 5.75% (Charleston Area
              Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%),
              9/1/2013                                                          AAA       1,863,999
      180,000 West Virginia HFA, Revenue Bonds, 6.75% (Original Issue
              Yield: 6.85%), 3/1/2014                                          BBB-         192,920
      500,000 West Virginia HFA, Revenue Bonds, 7.875% (Cabell Hospital)/
              (Original Issue Yield: 8.007%), 1/1/2019 (@102)                   NR          527,994
    1,500,000 West Virginia HFA, Revenue Refunding Bonds, 4.75%
              (Department of Health & Human Resources)/(FSA INS)/
              (Original Issue Yield: 4.80%), 8/1/2008                           NR        1,520,622
      195,000 West Virginia Housing Development Fund, Refunding
              Revenue Bonds, 4.90%, 5/1/2004                                    AAA         197,500
      165,000 West Virginia Housing Development Fund, Refunding
              Revenue Bonds, 5.15%, 5/1/2006                                    AAA         168,772

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              WEST VIRGINIA -- CONTINUED
 $    285,000 West Virginia Housing Development Fund, Refunding
              Revenue Bonds, 5.35%, 5/1/2008                                    AAA   $     296,149
      275,000 West Virginia Housing Development Fund, Refunding
              Revenue Bonds, 6.70%, 5/1/2009                                    AAA         295,407
      735,000 West Virginia Housing Development Fund, Revenue Bonds,
              5.35%, 11/1/2010                                                  AAA         751,236
      500,000 West Virginia School Building Authority, Refunding Revenue
              Bonds, 4.80% (AMBAC INS)/(Original Issue Yield: 4.85%),
              7/1/2004                                                          AAA         518,420
    3,720,000 West Virginia School Building Authority, Revenue Bonds,
              5.625% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2003         AAA       4,003,378
      180,000 West Virginia School Building Authority, Revenue Bonds,
              5.70% (MBIA INS)/(Original Issue Yield: 5.75%), 7/1/2000          AAA         187,405
      150,000 West Virginia School Building Authority, Revenue Bonds,
              5.80% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2001          AAA         158,839
      855,000 West Virginia School Building Authority, Revenue Bonds,
              6.25% (MBIA INS), 7/1/2001                                        AAA         916,726
      100,000 West Virginia School Building Authority, Revenue Bonds,
              6.75% (MBIA INS)/(Original Issue Yield: 7.00%), 7/1/2004          AAA         114,881
    1,300,000 West Virginia School Building Authority, Revenue Bonds,
              6.75% (MBIA INS)/(United States Treasury PRF)/(Original
              Issue Yield: 7.148%), 7/1/2010 (@102)                             AAA       1,409,325
      300,000 West Virginia School Building Authority, Revenue Bonds,
              6.80% (MBIA INS)/(Original Issue Yield: 6.85%), 7/1/2001          AAA         327,185
      510,000 West Virginia School Building Authority, Revenue Refunding
              Bonds, 4.70% (AMBAC INS)/(Original Issue Yield: 4.75%),
              7/1/2003                                                          AAA         525,219
      100,000 West Virginia State Building Commission Lease, Revenue
              Bonds (Series A), 6.50% (West Virginia Regional Jail and
              Correction)/(MBIA INS)/(Original Issue Yield: 6.60%),
              7/1/2000                                                          AAA         106,086
      550,000 West Virginia State Hospital Finance Authority, Refunding
              Revenue Bonds, 5.00%, 8/1/2009                                    NR          564,650

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              WEST VIRGINIA -- CONTINUED
 $  1,000,000 West Virginia State Hospital Finance Authority, Revenue
              Bonds, 5.00% (Fairmont General Hospital, Inc.), 11/1/2004        BBB-   $   1,015,958
    1,000,000 West Virginia State Parkways Economic Development and
              Tourism Authority, Revenue Refunding Bonds, 4.80% (FGIC
              INS), 5/15/2000                                                   AAA       1,019,712
      400,000 West Virginia State Parkways Economic Development and
              Tourism Authority, Revenue Refunding Bonds, 6.80% (FGIC
              INS), 7/1/1998                                                    AAA         405,071
      500,000 West Virginia State University, Revenue Refunding Bonds,
              5.50% (AMBAC INS)/(Original Issue Yield: 5.60%), 4/1/2001         AAA         522,695
      540,000 West Virginia State, 5.25%, 6/1/2000                              AA-         542,431
      500,000 West Virginia State, GO UT, 5.50%, 6/1/2000                       AA-         502,663
      100,000 West Virginia State, GO UT Bonds, 5.00%, 3/1/2000                 AA-         102,140
      400,000 West Virginia State, GO UT Bonds, 5.25% (Original Issue
              Yield: 5.60%), 3/1/1999                                           AA-         400,510
    1,000,000 West Virginia State, GO UT Bonds, 5.30% (Original Issue
              Yield: 5.40%), 2/1/2000                                           AA-       1,026,333
      100,000 West Virginia State, GO UT Bonds, 6.00% (Original Issue
              Yield: 6.05%), 6/1/2002                                           AA-         101,100
      325,000 West Virginia University Board of Regents, Refunding
              Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield:
              6.037%), 4/1/2004                                                 AAA         354,088
      100,000 West Virginia University Board of Regents, Revenue Bonds,
              5.90% (MBIA INS), 4/1/2004                                        AAA         106,907
      905,000 West Virginia University Board of Regents, Revenue Bonds,
              5.90%, 4/1/2004                                                   A+          973,034
      250,000 West Virginia University Board of Regents, Revenue Bonds,
              7.25% (MBIA INS)/(Original Issue Yield: 7.30%), 4/1/2004          AAA         264,630
      250,000 West Virginia University Board of Regents, Revenue Bonds,
              7.25% (MBIA INS)/(Original Issue Yield: 7.527%), 4/1/2014         AAA         259,844
      100,000 West Virginia University, 5.50%, 4/1/2009                         AAA         107,433

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              WEST VIRGINIA -- CONTINUED
 $    400,000 West Virginia University, Refunding Bond (Series A), 4.85%
              (Original Issue Yield: 4.95%), 5/1/2010                           AAA   $     407,516
    2,100,000 West Virginia Various Fourty-Four Municipalities, Series A,
              5.00%, 8/1/2008                                                   AAA       2,151,750
      225,000 West Virginia Water Development Authority, Revenue
              Refunding Bonds, 5.30% (FSA INS), 11/1/2002                       AAA         237,632
      550,000 West Virginia Water Development Authority, Revenue
              Refunding Bonds, 5.80% (FSA INS)/(Original Issue Yield:
              5.85%), 11/1/2012                                                 AAA         565,165
      110,000 West Virginia Water Development Authority, Water Revenue
              Bonds, 6.625%, 11/1/1998                                          A-          112,157
      765,000 West Virginia Water Development Authority, Water Revenue
              Bonds, 7.70% (United States Treasury PRF)/(Original Issue
              Yield: 7.822%), 11/1/2029 (@102)                                  A-          854,512
      425,000 Wetzel County, WV Board of Education, GO UT, 7.00% (MBIA
              INS)/(Original Issue Yield: 7.15%), 5/1/2004                      AAA         487,293
      350,000 Wheeling, WV Waterworks & Sewer Systems, Revenue Bonds,
              5.55% (United States Treasury COL)/(FGIC INS), 6/1/1998           AAA         352,099
      500,000 Wheeling, WV Waterworks & Sewer Systems, Revenue
              Refunding Bonds, 4.85% (FGIC INS)/(Original Issue Yield:
              4.90%), 6/1/2005                                                  NR          519,030
      500,000 Wheeling, WV Waterworks & Sewer Systems, Revenue Refunding Bonds,
              4.90% (FGIC INS)/(Original Issue Yield:
              5.00%), 6/1/2006                                                  NR          521,159
      370,000 Wheeling, WV Waterworks & Sewer Systems, Series-C
              Revenue Bonds, 5.75% (United States Treasury COL)/(FGIC
              INS), 6/1/1999                                                    AAA         379,340
      300,000 Wheeling, WV Waterworks & Sewer Systems, Series-C
              Revenue Bonds, 6.60% (FGIC INS)/(United States Treasury
              PRF)/(Original Issue Yield: 6.691%), 6/1/2012 (@100)              AAA         330,498
      100,000 Wheeling, WV, GO UT, 7.50%, 6/1/1999                              NR          104,555
      125,000 Wheeling, WV, GO UT, 7.50%, 6/1/2000                              NR          134,482

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

   PRINCIPAL
    AMOUNT                                                                    CREDIT
   OR SHARES                                                                  RATING*      VALUE
LONG-TERM MUNICIPALS -- CONTINUED
              WEST VIRGINIA -- CONTINUED
 $    155,000 Wheeling, WV, GO UT, 7.50%, 6/1/2003                              NR    $     176,749
      225,000 Wood County, WV Building Commission, Revenue
              Refunding Bonds, 6.625% (St. Joseph Hospital,
              Parkersburg)/(AMBAC INS), 1/1/2006                                AAA         253,123
              TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $63,331,250)                   65,222,332
 MUTUAL FUND--1.5%
    1,028,888 Tax-Free Obligations Fund (AT NET ASSET VALUE)                              1,028,888
              TOTAL INVESTMENTS (IDENTIFIED COST $64,360,138)(A)                      $  66,251,220

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $64,360,138. The unrealized appreciation of investments on a federal tax basis amounts to $1,891,082 at January 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($66,380,756) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BIG --Bond Investors Guaranty COL --Collateralized FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority INS --Insured LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PRF --Prerefunded UT --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $ 66,251,220
 $64,360,138)
 Income receivable                                                                          989,708
 Deferred organizational costs                                                                5,243
    Total assets                                                                         67,246,171
 LIABILITIES:
 Payable for investments purchased                                         $ 623,866
 Income distribution payable                                                 212,091
 Accrued expenses                                                             29,458
    Total liabilities                                                                       865,415
 NET ASSETS for 6,443,993 shares outstanding                                           $ 66,380,756
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 64,485,053
 Net unrealized appreciation of investments                                               1,891,082
 Accumulated net realized gain on investments                                                 4,621
    Total Net Assets                                                                   $ 66,380,756
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $66,380,756 / 6,443,993 shares outstanding                                                  $10.30

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JANUARY 31, 1998(A)

 INVESTMENT INCOME:
 Interest                                                                            $    2,549,039
 EXPENSES:
 Investment advisory fee                                               $     305,555
 Administrative personnel and services fee                                    76,435
 Custodian fees                                                                8,100
 Transfer and dividend disbursing agent fees and expenses                     26,504
 Auditing fees                                                                15,000
 Legal fees                                                                      742
 Portfolio accounting fees                                                    44,716
 Share registration costs                                                     34,576
 Printing and postage                                                         11,747
 Insurance premiums                                                            1,849
 Miscellaneous                                                                 4,810
      Total expenses                                                         530,034
 Waivers --
      Waiver of investment advisory fee                                     (152,777)
           Net expenses                                                                     377,257
                   Net investment income                                                  2,171,782
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            48,886
 Net change in unrealized appreciation of investments                                     1,891,082
      Net realized and unrealized gain on investments                                     1,939,968
           Change in net assets resulting from operations                            $    4,111,750

(a) For the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                          PERIOD
                                                                                           ENDED
                                                                                        JANUARY 31,
                                                                                          1998(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                               $    2,171,782
 Net realized gain (loss) on investments ($48,886 as computed
 for federal tax purposes)                                                                   48,886
 Net change in unrealized appreciation/depreciation                                       1,891,082
   Change in net assets resulting from operations                                         4,111,750
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                               (2,171,782)
 Distributions from net realized gains                                                     (44,265)
   Change in net assets resulting from distributions to shareholders                    (2,216,047)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                            70,272,209
 Net asset value of shares issued to shareholders in payment of distributions               185,660
 declared
 Cost of shares redeemed                                                                (5,972,816)
   Change in net assets resulting from share transactions                                64,485,053
     Change in net assets                                                                66,380,756
 NET ASSETS:
 Beginning of period                                                                        --
 End of period                                                                       $   66,380,756

* For the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 PERIOD
                                                                                 ENDED
                                                                              JANUARY 31,
                                                                                 1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                           0.35
  Net realized and unrealized gain (loss) on investments                          0.31
  Total from investment operations                                                0.66
 LESS DISTRIBUTIONS
  Distributions from net investment income                                        (0.35)
  Distributions from net realized gain on investments                             (0.01)
  Total distributions                                                             (0.36)
 NET ASSET VALUE, END OF PERIOD                                                   $10.30
 TOTAL RETURN(B)                                                                  6.64%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                        0.74%*
  Net investment income                                                           4.26%*
  Expense waiver/reimbursement(c)                                                 0.30%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                      $66,381
  Portfolio turnover                                                                 6%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1998

1. ORGANIZATION

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of WesMark West Virginia Municipal Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.

On April 14, 1997, the Fund acquired a portfolio of a common trust fund managed by the Adviser. The acquisition was accomplished by a tax-free exchange of 6,000,315 shares of the Fund valued at $60,003,151.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                PERIOD ENDED
                                                                 JANUARY 31,
                                                                   1998(A)
 Shares sold                                                     7,013,427
 Shares issued to shareholders in payment of distributions          18,188
 declared
 Shares redeemed                                                  (587,622)
  Net change resulting from share transactions                   6,443,993

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco") receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Edgewood Services, Inc. For the period ended January 31, 1998, the Fund did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended January 31, 1998, the Fund shares did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES -- WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transaction charges.

INTERFUND TRANSACTIONS -- During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with mutual funds and/or common trust fund that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $71,472,024 and $14,730,843, respectively. $55,712,292 of these purchase transactions were attributable to a conversion of the assets of common trust fund into the fund.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $6,169 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the year ended January 31, 1998, the Fund expensed $926 of organizational expenses.

OTHER AFFILIATED PARTIES AND TRANSACTIONS -- Pursuant to an exemptive order issued by the SEC, the Fund may invest in the Federated Tax-Free Obligations Fund. As of January 31, 1998, the Fund owned 0.04% of the outstanding shares of the Federated Tax-Free Obligations Fund.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term and conversion securities, for the period ended January 31, 1998, were as follows:

 PURCHASES  $12,360,335
 SALES      $ 3,903,615

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 1998, 54% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 26% of total investments.

7. SUBSEQUENT EVENT

Subsequent to the year ended January 31, 1998, the Trust added WesMark Bond Fund and WesMark Balanced Fund to the series, which became effective March 24, 1998.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of the WESMARK FUNDS

and Shareholders of WESMARK WEST VIRGINIA MUNICIPAL BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of WesMark West Virginia Municipal Bond Fund (a portfolio of WesMark Funds) as of January 31, 1998, and the related statements of operations and changes in net assets and the financial highlights for the period from April 14, 1997 (date of initial public investment) to January 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of WesMark West Virginia Muncipal Bond Fund as of January 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the period ended January 31, 1998, in conformity with generally accepted accouting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
March 18, 1998

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Edward C. Gonzales
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Edward C. Gonzales
  President and Treasurer
J. Christopher Donahue
  Executive Vice President
John W. McGonigle
  Executive Vice President and Secretary
Richard B. Fisher
  Vice President
C. Christine Thomson
  Vice President and Assistant Treasurer
C. Todd Gibson
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, and other information.


[Graphic]


ANNUAL REPORT

DATED JANUARY 31, 1998

Federated Investors
Edgewood Services, Inc., Distributor


Cusip 951025105
G02160-05 (3/98)

[Graphic]

[Graphic]

WESMARK GROWTH FUND

GROWTH FUND

ANNUAL REPORT

JANUARY 31, 1998

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the first Annual Report to shareholders for the WesMark Growth Fund. This report covers the period from April 14, 1997--the date the fund began operations--through January 31, 1998. It gives you a complete picture of the fund's operations, beginning with an overview of the stock market and fund strategy by the fund's managers, followed by a complete list of fund holdings and the financial statements.

As its name indicates, WesMark Growth Fund is managed to help your money grow over time. To pursue that objective, the fund invests in a diversified portfolio of stocks selected for their long-term potential to provide above-average returns. I urge you to read the co-portfolio managers' discussion on the following page, which will familiarize you with how your investment is managed.

During its initial 9 1/2 months of operation, the fund produced a total return of 18.24%.* Contributing to the total return were a share price increase of $1.15, income totaling $0.08 per share, and capital gains totaling $0.57 per share. Of course, while the fund's return was positive, there will be periods of fluctuation, which is a natural consequence of stock investing.

Thank you for pursuing your longer-term financial goals through the WesMark Growth Fund. You are among investors who have entrusted the fund with more than $114 million. We will make every effort to ensure that your relationship with us meets and even exceeds your expectations.

Sincerely,

[Graphic]

Edward C. Gonzales
President
March 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

It is our pleasure to review with you the results of the first year of operations for the WesMark Growth Fund. This report covers the period from April 14, 1997 (date of initial public investment) to January 31, 1998. The fund provided a total return of 18.24%* during the 91*2 month reporting period. We think it is important that you understand our investment approach so that you can feel comfortable with your investment regardless of short-term market fluctuations. We are pleased to be able to introduce the fund in a rising market, but our portfolio decisions will continue to be based on the same thought process, regardless of short-term results.

Our investment approach is to identify companies that possess the characteristics that we believe will provide above-average long-term returns. We want to continue to invest in companies that are experiencing demand for their products so that revenue growth is greater than the growth of the U.S. economy. More importantly, revenue growth typically will continue to provide the opportunity to generate high and rising profit margins. This should also result in a high return on equity. We find that companies in the electronics, telecommunications, healthcare, and energy sectors are currently the most likely to meet our criteria, and accordingly these sectors comprise a large portion of the fund.

The final buy or sell decision is based on our evaluation of relative value. At what price does a growth company become a sound long-term investment? We think that stock prices are ultimately determined not only by earnings per share growth but also by interest rates and a risk premium based on the economic and political environment. The fund has held a large percentage of its assets in cash equivalents which at year end was 20.1%. We do not intend to invest in stocks for short-term investment performance if we are not comfortable that long-term returns are expected to be rewarding. We believe many fund managers are investing in stocks based on the perception that individual companies are likely to exceed estimated earnings per share during the next quarter. In our opinion, good companies can be poor investments if the purchase price is too high.

The price to earnings ratio for the Standard & Poor's 500 Index** at year end was 21.8. Historically, stock returns during periods that began at such high valuation levels have produced below-average returns.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Standard & Poor's 500 Index is a composite index measuring changes in stock market conditions based on the average performance of 500 widely held common stocks in industry, transportation, financial, and public utility. This index is unmanaged, and investments cannot be made in an index.

We expect the U.S. economy will continue to grow vigorously. The labor market is beginning to give warning signals regarding wage inflation. Eventually, we believe that rising costs may be difficult to recover in a very competitive global economy. We anticipate that somewhat slower earnings per share growth will make stock selection much more challenging in 1998. We will continue to remain focused on our portfolio management approach and believe that this will result in positive long-term results with less than average volatility.

[Graphic]

Jerome B. Schmitt
Co-Portfolio Manager

[Graphic]

David B. Ellwood
Co-Portfolio Manager

WESMARK GROWTH FUND

GROWTH OF $10,000 INVESTED IN WESMARK GROWTH FUND

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Growth Fund (the "Fund") from April 14, 1997 (start of performance) to January 31, 1998 compared to the Standard and Poor's 500 Index ("S&P 500")+ and Lipper Growth Funds Average ("LGFA").++

"Graphic representation "B" omitted.  See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++ The Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1998

  SHARES                                                                         VALUE
 COMMON STOCKS--81.2%
                  CABLE TELEVISION--3.5%
          135,000 (a)U.S. West Media Group                                   $  4,007,813
                  CHEMICAL-SPECIALTY--1.6%
           55,000 Morton International, Inc.                                    1,815,000
                  COMPUTER SERVICES--7.7%
           60,000 Electronic Data Systems Corp.                                 2,497,500
          155,000 First Data Corp.                                              4,746,875
           30,000 HBO & Co.                                                     1,569,375
                   Total                                                        8,813,750
                  COMPUTER SOFTWARE--0.9%
           20,000 (a)Network Associates, Inc.                                   1,080,000
                  COMPUTERS-MINI--2.6%
           50,000 Hewlett-Packard Co.                                           3,000,000
                  DIVERSIFIED OPERATIONS--3.1%
           75,000 Allied-Signal, Inc.                                           2,920,312
           30,000 Norrell Corp.                                                   596,250
                   Total                                                        3,516,562
                  ELECTRONIC COMPONENTS--3.5%
           90,000 (a)EMC Corp. Mass                                             2,930,625
           50,000 (a)Silicon Valley Group, Inc.                                 1,118,750
                   Total                                                        4,049,375
                  ELECTRONIC COMPONENTS-SEMICONDUCTOR--6.0%
          125,000 (a)Adaptec, Inc.                                              2,789,062
           32,000 (a)Lam Research Corp.                                           730,000
           60,000 Texas Instruments, Inc.                                       3,277,500
                   Total                                                        6,796,562

WESMARK GROWTH FUND

  SHARES                                                                         VALUE
 COMMON STOCKS--CONTINUED
                  HEALTHCARE SERVICES--2.1%
           50,000 (a)HEALTHSOUTH Corp.                                       $  1,121,875
           52,500 (a)Health Management Association, Class A                     1,256,719
                   Total                                                        2,378,594
                  INSURANCE - LIFE & HEALTH--0.7%
           20,000 Reliastar Financial Corp.                                       830,000
                  INSTRUMENTS - CONTROL--2.5%
           40,000 Honeywell, Inc.                                               2,802,500
                  MACHINERY - FARM--3.0%
           65,000 Deere & Co.                                                   3,428,750
                  MEDICAL PRODUCTS & SUPPLY--3.5%
           60,000 Johnson & Johnson                                             4,016,250
                  NETWORKING PRODUCTS--4.0%
           72,000 (a)Cisco Systems, Inc.                                        4,540,500
                  OIL & GAS EQUIPMENT & SERVICES--1.3%
           50,000 Williams Cos., Inc. (The)                                     1,425,000
                  OIL & GAS DRILLING--1.7%
           50,000 Transocean Offshore, Inc.                                     1,987,500
                  OIL COMP-EXPLORATION & PRODUCTION--4.4%
           90,000 Burlington Resources, Inc.                                    3,847,500
           75,000 Lomak Petroleum, Inc.                                         1,195,313
                   Total                                                        5,042,813
                  OIL FIELD SERVICES--3.5%
           70,000 (a)Pride International, Inc.                                  1,491,875
           60,000 Tidewater, Inc.                                               2,452,500
                   Total                                                        3,944,375
                  OIL - INTEGRATED--5.4%
          140,000 Phillips Petroleum Co.                                        6,160,000

WESMARK GROWTH FUND

  SHARES OR
  PRINCIPAL
  AMOUNT                                                                          VALUE
 COMMON STOCKS--CONTINUED
                  TELECOMMUNICATIONS EQUIPMENT--8.8%
           70,000 Lucent Technologies, Inc.                                $    6,195,000
          100,000 Scientific-Atlanta, Inc.                                      1,556,250
           60,000 Telefonaktiebolaget LM Ericsson, Class B, ADR                 2,317,500
                   Total                                                       10,068,750
                  TELECOMMUNICATIONS SERVICES--3.8%
           55,000 SBC Communications, Inc.                                      4,276,250
                  TELECOMMUNICATIONS - CELLULAR--3.5%
           90,000 (a)Airtouch Communications, Inc.                              3,948,750
                  TEXTILE APPAREL--1.1%
           30,000 (a)Tommy Hilfiger Corp.                                       1,306,875
                  TRANSPORTATION - RAIL--2.7%
           35,000 Burlington Northern Santa Fe                                  3,036,250
                  UTILITY - GAS DISTRIBUTION--0.3%
           20,000 AGL Resources, Inc.                                             396,250
                   TOTAL COMMON STOCKS (IDENTIFIED COST $77,915,965)           92,668,469
 (B)COMMERCIAL PAPER--14.1%
                  BROKERAGE--4.5%
 $      5,100,000 Merrill Lynch & Co., Inc., 5.55%, 2/6/1998                    5,096,068
                  FINANCE - AUTOMOTIVE--5.4%
        5,000,000 Ford Motor Credit Co., 5.49%, 2/9/1998                        4,993,933
        1,200,000 General Motors Acceptance Corp., 5.45%, 2/2/1998              1,199,818
                   Total                                                        6,193,751
                  FINANCE - COMMERCIAL--2.6%
        3,000,000 General Electric Capital Services, Inc., 5.47%,               2,995,442
                  2/11/1998
                  TELECOMMUNICATIONS--1.6%
        1,800,000 AT&T Corp., 5.42%, 2/17/1998                                  1,795,664
                   TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                  16,080,925

WESMARK GROWTH FUND

 PRINCIPAL
  AMOUNT
  OR SHARES                                                                       VALUE
 (B)GOVERNMENT AGENCIES--6.2%
 $      3,300,000 Federal Home Loan Bank, Discount Note, 5.32%, 2/25/1998  $    3,291,710
        3,800,000 Federal Home Loan Bank, Discount Note, 5.34%, 2/27/1998       3,785,345
                   TOTAL GOVERNMENT AGENCIES (AT AMORTIZED COST)                7,077,055
 MUTUAL FUNDS--0.0%
           48,214 U.S. Treasury Cash Reserves Fund (at net asset value)            48,214
                   TOTAL INVESTMENTS (IDENTIFIED COST $101,122,159)(C)     $   115,874,663

(a) Non-income producing security.

(b) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c) The cost of investments for federal tax purposes amounts to $101,122,159. The net unrealized appreciation of investments on a federal tax basis amounts to $14,752,504, comprised of $18,321,318 appreciation and $3,568,814 depreciation at January 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($114,142,134) at January 31, 1998.

The following acronym is used in this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $ 115,874,663
 $101,122,159)
 Income receivable                                                                           92,782
 Receivable for shares sold                                                                  81,924
 Deferred organizational costs                                                                4,766
    Total assets                                                                        116,054,135
 LIABILITIES:
 Payable for investments purchased                                        $ 1,273,263
 Payable for shares redeemed                                                  548,595
 Accrued expenses                                                              90,143
    Total liabilities                                                                     1,912,001
 NET ASSETS for 10,235,557 shares outstanding                                         $ 114,142,134
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $  97,066,651
 Net unrealized appreciation of investments                                              14,752,504
 Accumulated net realized gain on investments                                             2,255,988
 Undistributed net investment income                                                         66,991
    Total Net Assets                                                                  $ 114,142,134
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $114,142,134 / 10,235,557 shares outstanding                                                $11.15

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JANUARY 31, 1998(A)

 INVESTMENT INCOME:
 Dividends                                                                          $       615,604
 Interest                                                                                 1,163,998
      Total income                                                                        1,779,602
 EXPENSES:
 Investment advisory fee                                                $   629,221
 Administrative personnel and services fee                                  125,848
 Custodian fees                                                              16,057
 Transfer and dividend disbursing agent fees and expenses                    37,178
 Auditing fees                                                               15,000
 Legal fees                                                                     670
 Portfolio accounting fees                                                   49,671
 Share registration costs                                                    57,988
 Printing and postage                                                        14,418
 Insurance premiums                                                           3,034
 Miscellaneous                                                                6,577
   Total expenses                                                           955,662
 Waivers --
   Waiver of investment advisory fee                                         (2,725)
     Net expenses                                                                           952,937
       Net investment income                                                                826,665
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         7,637,919
 Net change in unrealized appreciation of investments                                    14,752,504
   Net realized and unrealized gain on investments                                       22,390,423
     Change in net assets resulting from operations                                 $    23,217,088

(a) For the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                          PERIOD ENDED
                                                                       JANUARY 31, 1998*
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                $         826,665
 Net realized gain on investments ($7,637,919, as computed for federal
 tax purposes)                                                                7,637,919
 Net change in unrealized appreciation                                       14,752,504
   Change in net assets resulting from operations                            23,217,088
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                      (759,674)
 Distributions from net realized gains                                       (5,381,931)
   Change in net assets resulting from distributions to shareholders (6,141,605)
 SHARE TRANSACTIONS-- Proceeds from sale of shares 97,496,587 Net asset value of shares issued to shareholders in payment of distributions declared 5,383,211
 Cost of shares redeemed (5,913,147)
   Change in net assets resulting from share transactions                    96,966,651
     Change in net assets                                                   114,042,134
 NET ASSETS:
 Beginning of period                                                            100,000
 End of period (including undistributed net investment income of      $     114,142,134
 $66,991)

* For the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 PERIOD ENDED
                                                                                 JANUARY 31,
                                                                                   1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                              $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                              0.09
  Net realized and unrealized gain on investments                                    1.71
  Total from investment operations                                                   1.80
 LESS DISTRIBUTIONS
  Distributions from net investment income                                          (0.08)
  Distributions from net realized gain on investment transactions                   (0.57)
  Total distributions                                                               (0.65)
 NET ASSET VALUE, END OF PERIOD                                                    $11.15
 TOTAL RETURN(B)                                                                    18.24%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                           1.14%*
  Net investment income                                                              0.99%*
  Expense waiver/reimbursement(c)                                                    0.00%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                        $114,142
  Average commission rate paid(d)                                                 $0.0148
  Portfolio turnover                                                                   58%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1998

1. ORGANIZATION

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of WesMark Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is appreciation of capital. The Fund invests primarily in equity securities of companies with prospects for above-average growth in earnings and dividends.

On April 14, 1997, the Fund acquired two portfolios of common trust funds managed by the Adviser. The acquisition was a tax-free exchange of 8,455,654 shares of the Fund valued at $84,556,539.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                PERIOD ENDED
                                                                                 JANUARY 31,
                                                                                   1998(A)
 Shares sold                                                                     10,251,699
 Shares issued to shareholders in payment of distributions declared                 495,313
 Shares redeemed                                                                   (521,455)
  Net change resulting from share transactions                                   10,225,557

(a) Reflects operations for period from April 14, 1997 (date of public investment) to January 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Edgewood Services, Inc. For the period ended January 31, 1998, the Fund did not incur a distribution services fee.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended January 31, 1998, the Fund shares did not incur a shareholder services fee.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with mutual funds and/or common trust funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $152,788,712 and $42,467,127, respectively. $76,957,809 of these purchase transactions were attributable to a conversion of the assets of two common trust funds into the fund.

   CUSTODIAN FEES -- WesBanco is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $5,607 were borne initially by the Administrator. The Fund has reimbursed the Administrator for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended January 31, 1998, the Fund expensed $841 of organizational expenses.

   OTHER AFFILIATED PARTIES AND TRANSACTIONS -- Pursuant to an exemptive Order issued by the SEC, the Fund may invest in the U.S. Treasury Cash Reserves Fund.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term and conversion securities, for the period ended January 31, 1998, were as follows:

PURCHASES $71,948,315
SALES     $51,117,035

6. SUBSEQUENT EVENT

Subsequent to the year ended January 31, 1998, the Trust added WesMark Bond Fund and WesMark Balanced Fund to the series, which became effective March 24, 1998.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of the WESMARK FUNDS and Shareholders of WESMARK GROWTH
FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of WesMark Growth Fund (a portfolio of WesMark Funds) as of January 31, 1998, and the related statements of operations and changes in net assets and the financial highlights for the period from April 14, 1997 (date of initial public investment) to January 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of WesMark Growth Fund as of January 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the period ended January 31, 1998, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
March 18, 1998

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Edward C. Gonzales
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Edward C. Gonzales
  President and Treasurer
J. Christopher Donahue
  Executive Vice President
John W. McGonigle
  Executive Vice President and Secretary
Richard B. Fisher
  Vice President
C. Christine Thomson
  Vice President and Assistant Treasurer
C. Todd Gibson
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


[Graphic]

WESMARK GROWTH FUND

ANNUAL REPORT
DATED JANUARY 31, 1998

Federated Investors
Edgewood Services, Inc., Distributor

[Graphic]

Cusip 951025204
G02160-06 (3/98)

[Graphic]



A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The WesMark West Virginia Municipal Bond Fund is represented by a solid line, whereas Lehman Brothers 5 Year G.O. Bond Index is represented by a dotted line and Lipper Intermediate Municipal Debt Funds Average is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the WesMark West Virginia Municipal Bond Fund and Lehman Brothers 5 Year G.O. Bond Index and Lipper Intermediate Municipal Debt Funds Average for the period from April 14, 1997 (start of performance) to January 31, 1998. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending of the hypothetical investment in the WesMark West Virginia Municipal Bond Fund as compared to the Lehman Brothers 5 Year G.O. Bond Index and Lipper Intermediate Debt Funds Average; the ending values are $10,664, $10,759, and $10,831, respectively. Beneath the list of components that correspond to the line graph is the following total return data for the WesMark West Virginia Municipal Bond Fund: cumulative total return for the period from April 14, 1997 (start of performance) to January 31, 1998 is 6.64%.

B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The WesMark Growth Fund is represented by a solid line, whereas Standard & Poor's 500 Index is represented by a dotted line and Lipper Growth Funds Average is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the WesMark Growth Fund and Standard & Poor's 500 Index and Lipper Growth Funds Average for the period from April 14, 1997 (start of performance) to January 31, 1998. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the WesMark Growth Fund as compared to Standard & Poor's 500 Index and Lipper Growth Funds Average; the ending values are $11,824, $13,359, and $12,726, respectively. Beneath the list of components that correspond to the line graph is the following total return data for the WesMark Growth Fund: cumulative total return for the period from April 14, 1997 (start of performance) to January 31, 1998 is 18.24%.